Reconciliation of Redeemable Noncontrolling Interest (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest opening balance		0
Issuance of Redeemable noncontrolling interest		131,296,977
Net loss attributable to redeemable noncontrolling interest	(3,364,700)	(20,876,617)	0	0
Accretion on Redeemable noncontrolling interest	3,396,955	21,076,744	0	0
Redeemable noncontrolling interest ending balance	$ 21,193,486	131,497,104	0